Fair value of financial instruments - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Mortgage Loans
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Net gains (losses) from fair value changes of mortgage loans	$ 24,233,000	$ (2,861,000)	$ (4,539,000)
GNMA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Delinquent GNMA loans that had been previously sold	$ 151,184,000	$ 51,705,000